FINISHED GOODS USED IN OPERATIONS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Finished goods used in operations	$ 17,400	$ 15,966
Accumulated depreciation	(12,607)	(12,176)
Finished goods used in operations, net	4,793	3,790
Depreciation expenses	$ 2,589	$ 2,308	$ 2,480